Post employment benefits - Amounts charged to consolidated income statement for group's defined benefit post employment plans and consolidated statement of comprehensive income (Details) - GBP (£)
£ in Millions
	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of net defined benefit liability (asset) [line items]
Current service cost and administrative expenses	£ (107)	£ (105)	£ (109)
Past service gains – ordinary activities	34	0	50
Past service losses – exceptional	0	(5)	0
Gains on curtailments and settlements	34	18	12
Charge to operating profit	(39)	(92)	(47)
Net finance gain in respect of post employment plans	10	5	9
Charge before taxation	(29)	(87)	(38)
Actual returns less amounts included in finance income	(1,432)	(6)	774
Experience (losses)/gains	(35)	80	34
Changes in financial assumptions	2,133	125	(754)
Changes in demographic assumptions	(40)	(183)	(14)
Other comprehensive income	626	16	40
Changes in the surplus restriction	(11)	0	(2)
Total other comprehensive income	615	16	38
Net settlement gain	(27)	14
Ireland
Disclosure of net defined benefit liability (asset) [line items]
Past service gains – ordinary activities	28	47
Charge before taxation	£ 45	4	£ 34
Guaranteed minimum pension equalisation
Disclosure of net defined benefit liability (asset) [line items]
Past service losses – exceptional		£ (5)